Other Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 8: -	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2018	2017

Royalties - IIA payable	$761	$1,096
Commissions to distributors	430	429
Accrued expenses	1,090	1,903

	$2,281	$3,428